Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risks and Uncertainties [Line Items]
Risks and Uncertainties

NOTE F - RISKS AND UNCERTAINTIES

The Plan invests in various types of investment securities. Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Market risks include global events, which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the participants’ account balances and amounts reported in the statements of net assets available for benefits. Please reference “Risk Factors” in Part I, Item 1A in our Annual Report on Form 10-K for the year ended December 31, 2025, which is incorporated by reference herein, for additional discussion of material risks related to the Company which may adversely impact the Company’s operations, financial position, results of operations, cash flows and the value of the Company’s common stock.